Long-Term Borrowing	12 Months Ended
Dec. 31, 2024
Long-Term Borrowing [Abstract]
LONG-TERM BORROWING

13. LONG-TERM BORROWING

Long-term borrowing represents the amount due to various banks normally maturing over one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. The bank borrowings are for working capital and capital expenditure purposes. On December 23, 2022, JYD SM entered into a loan agreement with Postal Savings Bank of China in the total amount of RMB5,000,000 with an interest rate of 4.15%. The loan was guaranteed by Shenzhen SME Financing Guarantee Co., LTD., a third party financial guarantee company, and shareholders of the Group ( Geng Xiaogang and Xiaohua Jia). According to the loan agreement, RMB50,000(US$6,956) was paid monthly starting from January 2024 until December 2024, and remaining balance of RMB3,800,000 (US$528,629) was paid at the end of the loan term. As of December 31, 2023, RMB4,400,000 was outstanding. In December 2024, the loan was fully repaid when it was due.

Interest expenses were RMB172,578, RMB192,755 and RMB 174,923 (US$24,334) for long-term borrowings for the years ended December 31, 2022, 2023 and 2024, respectively.